Financial Instruments and Risk Management (Policies)	12 Months Ended
Jan. 02, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value Measurements and Disclosures
The Company follows FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), which provides a consistent definition of fair value, focuses on exit price, prioritizes the use of market-based inputs over entity-specific inputs for measuring fair value and establishes a three-tier hierarchy for fair value measurements. ASC 820 requires fair value measurements to be classified and disclosed in one of the following three categories:

Level 1:	Fair value is measured using quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2:	Fair value is measured using either direct or indirect inputs, other than quoted prices included within Level 1, which are observable for similar assets or liabilities.

Level 3:	Fair value is measured using valuation techniques in which one or more significant inputs are unobservable.

Derivatives and Hedging
The Company follows ASC 815, which is intended to improve transparency in financial reporting and requires that all derivative instruments be recorded on the consolidated balance sheets at fair value by establishing criteria for designation and effectiveness of hedging relationships.